OTHER BALANCE SHEET SUPPLEMENTALS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
OTHER BALANCE SHEETS SUPPLEMENTAL
NOTE 9 -	OTHER BALANCE SHEETS SUPPLEMENTALS

a.	Other accounts receivable and prepaid expenses:

	December 31,
	2011	2010

Deferred tax asset	$2,564	$3,536
Current tax provision	1,818	3,320
Prepaid expenses	679	556
Income receivables and grants	340	93
Advance payments	130	191
Derivatives	-	100
Related party	-	129
Other	216	176

	$5,747	$8,101

b.	Other account payable and accrued expenses:

	December 31,
	2011	2010

Employees and payroll accruals	$3,608	$3,627
Government authorities	570	403
Advances from customers	557	737
Warranty provision	288	341
Accrued royalties	316	272
Derivatives	372	-
Deferred tax liability	179	-
Other accrued expenses	780	2,447

	$6,670	$7,827